INCOME TAX (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Nov. 30, 2015	Feb. 28, 2015
Income Tax Details Narrative
Net operating loss carry forwards	$ 580,697	$ 397,000
Net operating loss carry forwards expire year	2034	2034
Deferred tax asset	$ 197,437	$ 60,000
Valuation allowance	100.00%	100.00%
Change in the valuation allowance	$ 25,535	$ 11,000